Stock Award Plans (Tables)	12 Months Ended
Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option activity
A summary of stock option activity and changes during the year are as follows.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2016	459,443	$21.47	2	$2,392
Exercised	(311,168)	22.83
Forfeited	(25,745)	18.61
Outstanding at September 30, 2017	122,530	$18.64	2	$1,839
Exercisable at September 30, 2017	122,530	$18.64	2	$1,839

Schedule of miscellaneous information related to stock options
The table below presents other information regarding stock options.

Year ended September 30,	2017	2016	2015
	(In thousands, except fair value of options granted)
Compensation cost for stock options	$—	$89	$232
Weighted average grant date fair value per stock option	3.06	2.73	2.96
Total intrinsic value of options exercised	2,605	1,651	831
Grant date fair value of options exercised	1,328	1,422	368
Cash received from option exercises	7,238	9,283	2,070

Summary of nonvested activity
The following is a summary of activity related to unvested stock options.

Year ended September 30,	2017		2016		2015
Non-vested Stock Options	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	—	$—	69,287	$3.85	145,795	$3.87
Vested	—	—	(62,227)	3.91	(61,018)	3.88
Forfeited	—	—	(7,060)	3.89	(15,490)	3.90
Outstanding at end of period	—	$—	—	$—	69,287	$3.85

Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of nonvested activity
The following table summarizes information about unvested restricted stock activity.

Year ended September 30,	2017		2016		2015
Non-vested Restricted Stock	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value
Outstanding at beginning of period	490,363	$16.00	521,302	$15.03	515,845	$14.10
Granted	238,450	18.89	229,450	$17.20	301,750	14.26
Vested	(116,878)	20.95	(165,965)	15.96	(223,043)	13.24
Forfeited	(145,254)	8.56	(94,424)	13.64	(73,250)	10.72
Outstanding at end of period	466,681	$18.56	490,363	$16.00	521,302	$15.03